BUSINESS COMBINATION - Schedule of Preliminary Fair Value of the Consideration Transferred (Details) $ in Thousands	Apr. 06, 2026 USD ($)
Consideration:
Cash consideration	$ 2,000
Contingent consideration liability	956
Total consideration fair value	2,956
Identifiable assets acquired and liabilities assumed
Trade receivables	252
Inventory	2,520
Right-of-use assets, net	1,482
Property and equipment	2,251
Lease liabilities	(1,482)
Royalty-bearing grant liability	(690)
Deferred revenues	(1,377)
Total identifiable net assets acquired	2,956
Goodwill	0
Total purchase consideration	$ 2,956